Annual Fund Operating Expenses - Voya Global Multi-Asset Fund	Sep. 30, 2021
Operating Expenses:
Total Annual Fund Operating Expenses after Waivers and Reimbursements
Class A
Operating Expenses:
Management Fees	0.29%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.36%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses	1.42%	[1]
Waivers and Reimbursements	(0.27%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	1.15%
Class C
Operating Expenses:
Management Fees	0.29%
Distribution and/or Shareholder Services (12b-1) Fees	1.00%
Other Expenses	0.36%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses	2.17%	[1]
Waivers and Reimbursements	(0.27%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	1.90%
Class I
Operating Expenses:
Management Fees	0.29%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.31%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses	1.12%	[1]
Waivers and Reimbursements	(0.22%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.90%
Class R6
Operating Expenses:
Management Fees	0.29%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.88%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses	1.69%	[1]
Waivers and Reimbursements	(0.79%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.90%
Class T
Operating Expenses:
Management Fees	0.29%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.36%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses	1.42%	[1]
Waivers and Reimbursements	(0.27%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	1.15%
Class W
Operating Expenses:
Management Fees	0.29%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.36%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses	1.17%	[1]
Waivers and Reimbursements	(0.27%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.90%

[1]	Total Annual Fund Operating Expenses shown may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The adviser is contractually obligated to limit expenses to 1.15%, 1.90%, 0.90%, 0.90%, 1.15% and 0.90% for Class A, Class C, Class I, Class R6, Class T and Class W shares, respectively, through October 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.